13. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

EMPLOYMENT CONTRACTS

We entered into an employment agreement with our Chairman of the Board (“Chairman”) effective April 1, 1999. The agreement, which is cancelable by either party upon sixty days’ notice, will be in effect until the Chairman retires or ceases to be employed by us. Under the terms of the agreement, if the Chairman is terminated he may become eligible to receive a salary continuation payment in the amount of at least twelve months' base salary, which was increased to $350,000 per year in June 2014.

We entered into an employment agreement with Dr. Tullis (“Tullis”) effective January 10, 2000 as our Chief Science Officer ("CSO"). Under the terms of the agreement, if Tullis is terminated he may become eligible to receive a salary continuation payment in the amount of twelve months base salary, which is $195,000 per year.

LEASE COMMITMENTS

We currently rent approximately 2,600 square feet of executive office space at 9635 Granite Ridge Drive, Suite 100, San Diego, CA 92123 at the rate of $6,054 per month on a four year lease that expires in January 2019. We also rent approximately 1,700 square feet of laboratory space at 11585 Sorrento Valley Road, Suite 109, San Diego, California 92121 at the rate of $4,560 per month on a one year lease that expires in October 2015.  Our current plans are to renew the lease prior to expiration.

Our Exosome Sciences, Inc. subsidiary rents approximately 2,055 square feet of office and laboratory space at 11 Deer Park Drive, South Brunswick, NJ at the rate of $3,917 per month on a one year lease that expires in October 2015. Our current plans are to renew the lease prior to expiration.

Rent expense approximated $167,000 and $163,000 for the fiscal years ended March 31, 2015 and 2014, respectively. As of March 31, 2015, our commitments under the lease agreements are as follows:

	Fiscal Year Ended March 31,
	2016	2017	2018	2019
9635 Granite Ridge Drive, Suite 100, San Diego, CA 92123 office lease	$73,048	$75,512	$78,156	$67,018

11585 Sorrento Valley Road, Suite 109, San Diego, CA 92121 office lease	31,923	–	–	–

11 Deer Park Drive, South Brunswick, NJ office lease	27,423	–	–	–

Total Lease Commitments	$132,394	$75,512	$78,156	$67,018

LEGAL MATTERS

From time to time, claims are made against us in the ordinary course of business, which could result in litigation. Claims and associated litigation are subject to inherent uncertainties and unfavorable outcomes could occur, such as monetary damages, fines, penalties or injunctions prohibiting us from selling one or more products or engaging in other activities.

The occurrence of an unfavorable outcome in any specific period could have a material adverse effect on our results of operations for that period or future periods. We are not presently a party to any pending or threatened legal proceedings.